FIRST INVESTORS SERIES FUND II, INC.
                              GROWTH & INCOME FUND
                            MID-CAP OPPORTUNITY FUND
                              UTILITIES INCOME FUND
                           FIRST INVESTORS SERIES FUND
                                 BLUE CHIP FUND
                             SPECIAL SITUATIONS FUND
                                TOTAL RETURN FUND
                        FIRST INVESTORS GLOBAL FUND, INC.
                          SUPPLEMENT DATED JULY 9, 1999
         TO STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 19, 1999

4. The following replaces item 7 under the section "Class A Shares May be Purchased Without a Sales Charge" on page 4 of the Shareholder Manual dated April 22, 1999:

         7: With the liquidation proceeds from a First Investors Life Variable Annuity Fund A, C, or D contract or from a First Investors Single Premium Retirement Annuity contract within one year of the contract's maturity date.



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                      FIRST INVESTORS SERIES FUND II, INC.
                       FIRST INVESTORS FOCUSED EQUITY FUND
                          SUPPLEMENT DATED JULY 9, 1999
           TO STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 8, 1999

The following replaces item 7 under the section "Class A Shares May be Purchased Without a Sales Charge" on page 4 of the Shareholder Manual dated April 22, 1999:

         7: With the liquidation proceeds from a First Investors Life Variable Annuity Fund A, C, or D contract or from a First Investors Single Premium Retirement Annuity contract within one year of the contract's maturity date.